Equipment and Leasehold Improvements, Net	12 Months Ended
Sep. 30, 2014
Property, Plant and Equipment [Abstract]
Equipment and Leasehold Improvements, Net

Note 8 — Equipment and Leasehold Improvements, Net

Components of equipment and leasehold improvements, net are:

	As of September 30,
	2014	2013
Computer equipment	$1,071,720	$1,020,643
Leasehold improvements	192,007	189,655
Furniture, fixtures and other	65,071	63,158

	1,328,798	1,273,456
Less accumulated depreciation	(1,039,842)	(997,912)

	$288,956	$275,544

Total depreciation expense on equipment and leasehold improvements for fiscal 2014, 2013 and 2012, was $105,364, $104,624 and $107,470, respectively.

As of September 30, 2014 and 2013, the unamortized software assets developed for internal use were $73,813 and $68,255, respectively, and are presented under Computer equipment in the table above.